Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Accumulated Depreciation	$ 25,529	$ 19,685
Convertible Notes Payable	$ 64,638	$ 150,062
Preferred Stock Series A, Par Value	0.01	0.01
Preferred Stock Series A, Shares Authorized	1,100	1,100
Preferred Stock Series A, Issued	0	0
Preferred Stock Series B, Par Value	0.01	0.01
Preferred Stock Series B, Shares Authorized	100	100
Preferred Stock Series B, Issued	100	100
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	121,212,122	121,212,122
Common Stock, Issued	65,999,098	183,583
Common Stock, Unissued	1,666	1,666